SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Disclosure of foreign currency exchange rates used to translate other currencies into Euro
The principal foreign currency exchange rates used to translate other currencies into Euro were as follows:

	2017		2016		2015
	Average	At December 31,	Average	At December 31,	Average	At December 31,
U.S. Dollar	1.1297	1.1993	1.1069	1.0541	1.1094	1.0887
Pound Sterling	0.8767	0.8872	0.8194	0.8562	0.7259	0.7340
Swiss Franc	1.1117	1.1702	1.0901	1.0739	1.0677	1.0835
Japanese Yen	126.7112	135.0100	120.2169	123.4000	134.2956	131.0700
Chinese Yuan	7.6290	7.8044	7.3519	7.3202	6.9723	7.0608
Australian Dollar	1.4732	1.5346	1.4883	1.4596	1.4775	1.4897
Canadian Dollar	1.4647	1.5039	1.4659	1.4188	1.4184	1.5116
Singapore Dollar	1.5588	1.6024	1.5275	1.5234	1.5253	1.5417
Hong Kong Dollar	8.8045	9.3720	8.5924	8.1751	8.6014	8.4376

Disclosure of straight line depreciation rates
Depreciation is calculated on a straight-line basis over the estimated useful lives of the assets, as follows:

Depreciation rates
Industrial buildings	3% - 20%
Plant, machinery and equipment	5% - 22%
Other assets	12% - 25%